Fair Values of Financial Instruments	12 Months Ended
Mar. 31, 2011
Fair Values of Financial Instruments [Abstract]
Fair Values of Financial Instruments
20. Fair Values of Financial Instruments
(1) Cash and Cash Equivalents, Time Deposits, Trade Notes and Accounts Receivable, Other Current Assets, Short-Term Debt, Trade Notes, Bills and Accounts Payables, and Other Current Liabilities
The carrying amount approximates fair value because of the short maturity of these instruments.
(2) Investment Securities, Marketable Equity Securities
The fair values of investment securities available for sale for which it is practicable to estimate fair value are based on quoted market prices and are recognized on the accompanying consolidated balance sheets.
(3) Long-Term Trade Receivables, Including Current Portion
The fair values of long-term trade receivables are based on the present value of future cash flows through maturity, discounted using estimated current interest rates. The fair values computed on such a basis approximate the carrying amounts (Note 4).
(4) Long-Term Debt, Including Current Portion
The fair values of each of the long-term debt are based on the quoted price in the most active market or the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar debt of comparable maturity.
(5) Derivatives(Notes 19 and 21)
The fair values of derivative financial instruments, consisting principally of foreign exchange contracts and interest swap agreements, are estimated by obtaining quotes from brokers and are recognized on the accompanying consolidated balance sheets.
The carrying amounts and the estimated fair values of the financial instruments, including financial instruments not qualifying as hedge, as of March 31, 2011 and 2010, are summarized as follows:

					Thousands of
	Millions of yen				U.S. dollars
	2011		2010		2011
	Carrying	Estimated	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value	amount	fair value
Investment securities, marketable equity securities	¥49,372	¥49,372	¥47,178	¥47,178	$594,843	$594,843
Long-term debt, including current portion	413,760	412,375	462,941	460,916	4,985,060	4,968,373
Derivatives:
Forward and options
Assets	423	423	181	181	5,096	5,096
Liabilities	2,968	2,968	2,078	2,078	35,759	35,759
Interest rate swaps, cross-currency swap and interest rate cap agreements
Assets	10,608	10,608	9,172	9,172	127,808	127,808
Liabilities	1,008	1,008	2,550	2,550	12,145	12,145
Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could affect the estimates.